EARNINGS PER SHARE - Computation of Basic And Diluted Net Earnings Per Share Attributable (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Numerator:
Net income attributable to the Company as reported	$ 106,931	$ 83,182	$ 89,709
Net income attributable to common stockholders - basic	106,931	83,182	89,709
Net income attributable to common stockholders – diluted	$ 106,931	$ 83,182	$ 89,709
Denominator:
Weighted average ordinary shares outstanding used in computing basic earnings per share	61,521,412	61,007,806	60,566,709
Effect of dilutive securities
Share options	148,449	65,337	0
Restricted shares	364,539	495,333	947,040
Weighted average ordinary shares outstanding used in computing diluted earnings per share	62,034,400	61,568,476	61,513,749
Earnings per share – basic (in dollars per share)	$ 1.74	$ 1.36	$ 1.48
Earnings per share – diluted (in dollars per share)	$ 1.72	$ 1.35	$ 1.46